INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Amounts due from equity method investees presented within accounts receivable	$ 30,703	$ 3,790
Amounts due to equity method investees presented within accounts payable	$ 13,897	$ 17,477